Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of finance income and costs
Finance income and costs remeasurements include unrealised gains and losses on certain assets and liabilities now treated at FVTPL. The interest income, dividends and interest expense on these items are included in finance income and finance costs before remeasurements respectively.

		2022	2021[1]	2020[1]
	Notes	£m	£m	£m
Finance income
Interest income on financial instruments:
Bank deposits and other financial assets		32	33	48
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		3	2	2
Other income		30	—	20
		65	35	70
Finance costs
Net interest on pensions and other post-retirement benefit obligations	25	—	(51)	(34)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(216)	(53)	(46)
Other borrowings²		(961)	(741)	(846)
Interest on derivatives		(59)	(47)	(92)
Unwinding of discount on provisions	26	(73)	(77)	(75)
Other interest		11	(51)	(8)
Less: interest capitalised³		152	120	102
		(1,146)	(900)	(999)
Remeasurements – Finance income
Net gains/(losses) on FVTPL financial assets		(15)	23	(16)
		(15)	23	(16)
Remeasurements – Finance costs
Net gains/(losses) on financing derivatives[4]:
Derivatives designated as hedges for hedge accounting		45	30	(14)
Derivatives not designated as hedges for hedge accounting		29	17	(7)
		74	47	(21)
Total remeasurements – Finance income and costs		59	70	(37)

Finance income		50	58	54
Finance costs[5]		(1,072)	(853)	(1,020)

Net finance costs from continuing operations		(1,022)	(795)	(966)
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
2.    Includes interest expense on lease liabilities (see note 13 for details).
3.    Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 3.2% (2021: 3.1%; 2020: 3.6%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £16 million (2021: £11 million; 2020: £15 million). In the US, capitalised interest is added to the cost of property, plant and equipment and qualifies for tax depreciation allowances.
4.    Includes a net foreign exchange gain on borrowing activities of £110 million (2021: £73 million gain; 2020: £114 million gain) offset by foreign exchange losses and gains on financing derivatives measured at fair value.
5. Finance costs include principal accretion on inflation linked liabilities of £241 million (2021: £46 million; 2020: £85 million).